9. Stockholders Deficit (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Common Stock Issued
Transaction Type		Quantity	Valaution	Range of Value per Share

Recognition of unvested share compensation - Related Party	(1)	—	$15,625	$—
		—	$15,625	$—

Summary of Stock Option Activity
	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	$361,245	$50,000	$411,245

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2012	—	—	—	—
Granted	300,000	0.375
Exercised	—	—
Forfeited/Cancelled	—	—
Balance - December 31, 2013	300,000	0.375	4.67	—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(100,000)	0.375
Balance - March 31, 2014 - outstanding	200,000	0.375	4.43	—

Balance - March 31, 2014 - exercisable	200,000	0.375

Summary of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value

Balance - December 31, 2012		$—
Granted	6,738,884	0.24	5.00
Exercised	(1,400,000)	0.001	—
Cancelled/Forfeited	(1,000,000)	0.001	—
Balance - December 31, 2013	4,338,884	$0.24	4.87	$—

All warrants are exercisable and fully vested on the grant date.

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregate
	Number of Warrants	Average Exercise Price	Life (In Years)	Intrinsic Value

Balance - December 31, 2012	—	$—	—	—
Granted	6,738,884	0.24	5.00	—
Exercised	(1,400,000)	0.001	—	—
Cancelled/Forefeited	(1,000,000)	0.001	—	—
Balance - December 31, 2012	4,338,884	0.24	4.87	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Forefeited	—	—	—	—
Balance - March 31, 2014	4,338,884	$0.24	4.62	—

All warrants are exercisable and fully vested as of the grant date.